Financial Instruments - Summary of Analysis of Age of Trade Payables (Detail) - Liquidity risk [member] - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade payables	$ 7,076	$ 586
Current [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade payables	5,922	147
Less than 30 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade payables	803	150
31 to 60 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade payables	113	33
61 to 90 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade payables	66	16
Over 90 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade payables	$ 172	$ 240